Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables

	2021	2020
	$	$

Trade	15,477	7,721
Loss allowance	(3,519)	(2,878)

Total trade receivables	11,958	4,843

Research and development tax credits receivable	6,605	4,059
Sales tax receivable	2,827	847
Merchant cash advances	2,309	—
Other	1,072	1,130

Total trade and other receivables	24,771	10,879